Other operating expenses	12 Months Ended
Dec. 31, 2024
Other operating expenses [Abstract]
Other operating expenses
26 Other operating expenses

Other operating expenses
in EUR million	2024	2023	2022
Regulatory costs	882	1,042	1,250
Audit and non-audit services	43	36	31
IT related expenses	1,048	948	818
Advertising and public relations	441	369	331
External advisory fees	321	299	310
Office expenses	277	289	273
Travel and accommodation expenses	126	125	91
Contributions and subscriptions	133	122	109
Postal charges	39	36	31
Depreciation of property and equipment	457	461	485
Amortisation of intangible assets	216	213	226
(Reversals of) impairments of property and equipment	18	32	19
(Reversals of) impairments of intangible assets	13	6	60
Addition to / (unused amounts reversed of) provision for reorganisations	142	173	170
Addition to / (unused amounts reversed of) other provisions	76	70	117
Other	704	617	726
	4,937	4,839	5,047
Reference is made to Note 9 'Property and equipment' for (reversals of) impairments of property and equipment and Note 10 'Intangible assets' for (reversals of) impairments of intangible assets.
For further information on addition to (unused amounts reversed of) provision for reorganisations refer to Note 15 'Provisions' and for further information on addition to (unused amounts reversed of) other provisions refer to Note 15 'Provisions' and Note 41 'Legal proceedings'.
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), the Single Resolution Fund (SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2024, are contributions to DGS of EUR 230 million (2023: EUR 320 million; 2022: EUR 425 million) mainly related to the Netherlands, Germany, Belgium and Poland and contributions to the SRF and local resolution funds of EUR 35 million (2023: EUR 251 million; 2022: EUR 354 million). In 2024 local bank taxes increased by EUR 145 million from EUR 472 million in 2023 to EUR 617 million (2022: EUR 470 million).